Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Premises And Equipment [Abstract]
Year-End Premises and Equipment

	December 31, 2017	December 31, 2016
Land and land improvements	$1,293	$1,293
Buildings	3,938	3,832
Furniture, fixtures and equipment	2,316	2,150
	7,547	7,275
Less: Accumulated Depreciation	(4,014)	(3,846)
	$3,533	$3,429

Rent Commitments

2018	$350
2019	355
2020	356
2021	357
2022	342
Thereafter	532
$2,292